Contingencies, Commitments and Guarantees (details) - Guarantees (USD $) In Millions, unless otherwise specified	Jun. 30, 2014
Guarantees of certain investments and third-party loans [Member]
Guarantor obligations
Maximum amount of contingent obligation	$ 150
Amount indemnified by a third party	75
Guarantees of certain insurance policy obligations [Member]
Guarantor obligations
Maximum amount of contingent obligation	480
Amount indemnified by a third party	480
Indemnifications related to the sale of businesses [Member]
Guarantor obligations
Maximum amount of contingent obligation	467
Amount recognized on balance sheet for contingent obligation	$ 9